Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the relationship between executive compensation actually paid (“CAP”) to our Principal Executive Officer (“PEO”) and other named executive officers, including the President, Chief Operating Officer, General Counsel and Secretary and Chief Strategy Officer and President of Cineverse Corp. (“Non-PEO NEOs”), and certain financial performance of the Company during the last two fiscal years ended March 31, 2023 and 2022. The data included in the CAP columns does not reflect the actual amount of compensation earned or paid to our executive officers during the applicable fiscal year on a cash or under US Generally Accepted Accounting Principles ("US GAAP"), and it is reported solely pursuant to SEC rules. The CAP amount also does not represent amounts that have actually been earned or realized under US GAAP, including with respect to PSUs and SARs. Performance conditions for these equity awards have not yet been satisfied. To this end, information in the following table may not reflect whether compensation actually realized is aligned with performance.

For a more fulsome discussion of our pay-for-performance compensation philosophy and performance measures, see “Executive Officer and Director Compensation.”

Pay Versus Performance (All values In thousands of dollars)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net (loss) income attributable to common stockholders (5)
2023	2,623,649	1,810,952	805,988	534,804	25.15	(10,085)
2022	1,423,646	409,200	792,157	(252,832)	48.50	1,770

Footnotes:

(1)
The dollar amounts reported in column (1) are the amounts of total compensation reported for Christopher J. McGurk, Chairman of the Board and Chief Executive Officer (our Principal Executive Officer, or PEO), for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
The dollar amounts reported in column (2) represent the amount of CAP to our PEO have been computed following relevant SEC rules, as outlined below. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year.

PEO Equity Adjustments
Year	Reported Summary Compensation Table Total for PEO (1)	Reported Value of Equity Awards (1)	The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end (ii)	Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year (iii)	Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date (iv)	Total Equity Award Adjustments (i)	Compensation Actually Paid to PEO (2)
2023	2,623,649	(1,226,250)	899,808	-	(486,255)	413,553	1,810,952
2022	1,423,646	(90,146)	101,250	(1,027,045)	1,495	(924,300)	409,200

Non-PEO NEO Equity Adjustments
Year	Reported Summary Compensation Table Total for non-PEO NEOs (1)	Reported Value of Equity Awards (1)	The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end (ii)	Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year (iii)	Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date (iv)	Total Equity Award Adjustments (i)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)
2023	805,988	(15,750)	15,750	(73,624)	(197,560)	(255,434)	534,804
2022	792,157	(54,088)	60,750	(571,878)	(479,772)	(990,900)	(252,832)
o
The equity award adjustments outlined by (i) in the table above include the addition (or subtraction, as applicable) of the following: (ii) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (iii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; and iv) for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.
(3)
The dollar amounts reported for the Company’s NEOs as a group (excluding the Company’s PEO) in the “Total” column of the Summary Compensation Table in each applicable year. For 2022 and 2023, the names of each of the NEOs (excluding the Company’s PEO) included for purposes of calculating the average amounts in each applicable year are as follows: Gary S. Loffredo, President, Chief Operating Officer, General Counsel and Secretary (currently Chief Legal Officer, Secretary & Senior Advisor); and Erick Opeka, Chief Strategy Officer and President of Digital Networks (currently President & Chief Strategy Officer). In accordance with the SEC rules, average total compensation for the NEOs was computed as a group (excluding the Company’s PEO) for each year to determine the CAP, using the same methodology described above in Footnote 2 (i).

(4)
The cumulative total shareholder return (“TSR”) amounts reported in column (4) are calculated in the same manner as required under Item 201(e) of Regulation S-K, measuring the total shareholder return from the market close on the last trading day before the earliest fiscal year in the table, or March 31, 2021, through to and including the end of the fiscal year for which total shareholder return is calculated, or March 31, 2023.
(5)
The dollar amounts reported in column (5) are the Company’s net income amounts attributable to the Company’s controlling interests reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (1) are the amounts of total compensation reported for Christopher J. McGurk, Chairman of the Board and Chief Executive Officer (our Principal Executive Officer, or PEO), for each corresponding year in the “Total” column of the Summary Compensation Table.
	The dollar amounts reported for the Company’s NEOs as a group (excluding the Company’s PEO) in the “Total” column of the Summary Compensation Table in each applicable year. For 2022 and 2023, the names of each of the NEOs (excluding the Company’s PEO) included for purposes of calculating the average amounts in each applicable year are as follows: Gary S. Loffredo, President, Chief Operating Officer, General Counsel and Secretary (currently Chief Legal Officer, Secretary & Senior Advisor); and Erick Opeka, Chief Strategy Officer and President of Digital Networks (currently President & Chief Strategy Officer).
PEO Total Compensation Amount	$ 2,623,649	$ 1,423,646
PEO Actually Paid Compensation Amount	$ 1,810,952	409,200
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (2) represent the amount of CAP to our PEO have been computed following relevant SEC rules, as outlined below. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year.

PEO Equity Adjustments
Year	Reported Summary Compensation Table Total for PEO (1)	Reported Value of Equity Awards (1)	The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end (ii)	Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year (iii)	Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date (iv)	Total Equity Award Adjustments (i)	Compensation Actually Paid to PEO (2)
2023	2,623,649	(1,226,250)	899,808	-	(486,255)	413,553	1,810,952
2022	1,423,646	(90,146)	101,250	(1,027,045)	1,495	(924,300)	409,200

Non-PEO NEO Equity Adjustments
Year	Reported Summary Compensation Table Total for non-PEO NEOs (1)	Reported Value of Equity Awards (1)	The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end (ii)	Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year (iii)	Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date (iv)	Total Equity Award Adjustments (i)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)
2023	805,988	(15,750)	15,750	(73,624)	(197,560)	(255,434)	534,804
2022	792,157	(54,088)	60,750	(571,878)	(479,772)	(990,900)	(252,832)
o
The equity award adjustments outlined by (i) in the table above include the addition (or subtraction, as applicable) of the following: (ii) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (iii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; and iv) for awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value.

Non-PEO NEO Average Total Compensation Amount	$ 805,988	792,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 534,804	(252,832)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported for the Company’s NEOs as a group (excluding the Company’s PEO) in the “Total” column of the Summary Compensation Table in each applicable year. For 2022 and 2023, the names of each of the NEOs (excluding the Company’s PEO) included for purposes of calculating the average amounts in each applicable year are as follows: Gary S. Loffredo, President, Chief Operating Officer, General Counsel and Secretary (currently Chief Legal Officer, Secretary & Senior Advisor); and Erick Opeka, Chief Strategy Officer and President of Digital Networks (currently President & Chief Strategy Officer). In accordance with the SEC rules, average total compensation for the NEOs was computed as a group (excluding the Company’s PEO) for each year to determine the CAP, using the same methodology described above in Footnote 2 (i).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 25.15	48.5
Net Income (Loss)	$ (10,085)	$ 1,770
PEO Name	Christopher J. McGurk	Christopher J. McGurk
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,226,250)	$ (90,146)
PEO | The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	899,808	101,250
PEO | Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,027,045,000)
PEO | Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(486,255)	1,495
PEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	413,553	(924,300)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,750)	(54,088)
Non-PEO NEO | The year-end fair value of awards granted during the respective fiscal year that are outstanding and unvested as of year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,750	60,750
Non-PEO NEO | Change in fair value of outstanding and unvested awards granted in prior years as of the end of the current fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(73,624)	(571,878)
Non-PEO NEO | Change in the fair value of prior year awards from the end of the prior fiscal year to current year vesting date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(197,560)	(479,772)
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (255,434)	$ (990,900)